Mezzanine equity (Tables)	6 Months Ended
Mar. 31, 2025
Mezzanine Equity
Schedule of mezzanine equity

The Group’s mezzanine activities for the six months ended March 31, 2024 and 2025 were summarized as follows:

	Redeemable principal interests	Redeemable non-controlling interests
Balance as of September 30, 2023	$118,860	$-
Attribution of net loss	(69)	-
Accretion of mezzanine equity	5,558	-
Foreign exchange impact	1,236	-
Balance as of March 31, 2024 (Unaudited)	$125,585	$-